Insurance Contract Liabilities - Reconciliation to the LIC (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Estimates of undiscounted gross cumulative claims
Insurance Contract Liabilities
Property and casualty provision for losses and loss adjustment expenses	$ 48,221.2	$ 44,110.0	$ 41,221.8	$ 36,306.4	$ 32,329.1	$ 28,700.5	$ 26,528.3	$ 25,426.9	$ 25,284.5
Effect of discounting	(6,485.4)
Risk adjustment for non-financial risk	3,704.1
Other	(105.5)
Liability for incurred claims	45,334.4
Estimates of undiscounted gross cumulative claims | GMM
Insurance Contract Liabilities
Liability for incurred claims	(730.1)
Estimates of undiscounted gross cumulative claims | PAA
Insurance Contract Liabilities
Liability for incurred claims	44,604.3
Estimates of undiscounted gross cumulative claims | PAA | Estimates of present value of future cash flows
Insurance Contract Liabilities
Liability for incurred claims	41,462.7
Estimates of undiscounted gross cumulative claims | PAA | Risk adjustment for non-financial risk
Insurance Contract Liabilities
Liability for incurred claims	3,141.6
Estimates of undiscounted net cumulative claims
Insurance Contract Liabilities
Property and casualty provision for losses and loss adjustment expenses	37,865.6	$ 34,197.6	$ 31,618.1	$ 27,800.1	$ 24,068.6	$ 21,468.6	$ 19,858.9	$ 19,334.7	$ 19,750.1
Effect of discounting	(5,043.5)
Risk adjustment for non-financial risk	2,640.8
Other	(731.8)
Liability for incurred claims	34,731.1
Estimates of undiscounted net cumulative claims | GMM
Insurance Contract Liabilities
Liability for incurred claims	(701.5)
Estimates of undiscounted net cumulative claims | PAA
Insurance Contract Liabilities
Liability for incurred claims	34,029.6
Estimates of undiscounted net cumulative claims | PAA | Estimates of present value of future cash flows
Insurance Contract Liabilities
Liability for incurred claims	31,803.7
Estimates of undiscounted net cumulative claims | PAA | Risk adjustment for non-financial risk
Insurance Contract Liabilities
Liability for incurred claims	2,225.9
LIC | PAA
Insurance Contract Liabilities
Liability for incurred claims	44,604.3
LIC | PAA | Estimates of present value of future cash flows
Insurance Contract Liabilities
Liability for incurred claims	41,462.7
LIC | PAA | Risk adjustment for non-financial risk
Insurance Contract Liabilities
Liability for incurred claims	3,141.6
AIC | PAA
Insurance Contract Liabilities
Liability for incurred claims	10,574.7
AIC | PAA | Estimates of present value of future cash flows
Insurance Contract Liabilities
Liability for incurred claims	9,659.0
AIC | PAA | Risk adjustment for non-financial risk
Insurance Contract Liabilities
Liability for incurred claims	$ 915.7